DIRECTORS LOAN (Details 2) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
DIRECTORS LOAN
Interest on loan	$ 126,685	$ 100,000	$ 111,354
Amortization of transaction costs	102,554	74,642	57,881
Total	$ 229,239	$ 174,642	$ 169,235